Cash Flow Reconciliations	6 Months Ended
Jun. 30, 2019
Cash Flow Reconciliations
Cash Flow Reconciliations

14. Cash Flow Reconciliations

The reconciliations of the Partnership’s non-cash investing and financing activities for the six months ended June 30, 2018 and June 30, 2019 are presented in the following tables:

A reconciliation of borrowings arising from financing activities is as follows:

	Opening
	balance	Cash flows	Non-cash items	Total
Borrowings outstanding as of January 1, 2018	1,541,836	—	—	1,541,836
Borrowings repayments	—	(129,072)	—	(129,072)
Additions in deferred loan fees	—	(68)	—	(68)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	—	4,256	4,256
Borrowings outstanding as of June 30, 2018	1,541,836	(129,140)	4,256	1,416,952

				Deferred
				financing costs,
	Opening balance	Cash flows	Non-cash items	assets	Total
Borrowings outstanding as of January 1, 2019	1,365,800	—	—	—	1,365,800
Borrowings drawdowns	—	435,000	—	—	435,000
Borrowings repayments	—	(403,072)	—	—	(403,072)
Additions in deferred loan fees	—	(4,972)	(156)	(50)	(5,178)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	—	3,959	—	3,959
Borrowings outstanding as of June 30, 2019	1,365,800	26,956	3,803	(50)	1,396,509

A reconciliation of derivatives arising from financing activities is as follows:

	Opening
	balance	Non-cash items	Total
Net derivative assets as of January 1, 2018	6,346	—	6,346
Unrealized gain on interest rate swaps held for trading (Note 13)	—	7,557	7,557
Unrealized loss on forward foreign exchange contracts held for trading (Note 13)	—	(186)	(186)
Net derivative assets as of June 30, 2018	6,346	7,371	13,717

	Opening
	balance	Non-cash items	Total
Net derivative assets as of January 1, 2019	4,935	—	4,935
Unrealized loss on interest rate swaps held for trading (Note 13)	—	(14,609)	(14,609)
Unrealized gain on forward foreign exchange contracts held for trading (Note 13)	—	356	356
Net derivative liabilities as of June 30, 2019	4,935	(14,253)	(9,318)

A reconciliation of vessels arising from investing activities is as follows:

	Opening
	balance	Cash flows	Non-cash items	Total
Vessels as of January 1, 2018	2,563,122	—	—	2,563,122
Additions	—	13,613	14,872	28,485
Depreciation expense	—	—	(43,325)	(43,325)
Vessels as of June 30, 2018	2,563,122	13,613	(28,453)	2,548,282

	Opening balance	Cash flows	Non-cash items	Total
Vessels as of January 1, 2019	2,509,283	—	—	2,509,283
Additions (Note 4)	—	6,737	(4,167)	2,570
Return of capital expenditures (Note 4)	—	(4,021)	—	(4,021)
Depreciation expense (Note 4)	—	—	(43,734)	(43,734)
Vessels as of June 30, 2019	2,509,283	2,716	(47,901)	2,464,098

A reconciliation of lease liabilities arising from financing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	1,393	—	—	1,393
Lease expense (Note 5)	—	—	31	31
Payments for interest	—	(28)	—	(28)
Payments for lease liabilities	—	(247)	(26)	(273)
Lease liabilities as of June 30, 2019	1,393	(275)	5	1,123

A reconciliation of equity offerings arising from financing activities is as follows:

	Cash flows	Non-cash items	Total
Proceeds from public offerings and issuances of common and general partner units (net of underwriting discounts and commissions)	960	—	960
Proceeds from public offering of preference units (net of underwriting discounts and commissions)	111,544	—	111,544
Equity offering costs	(662)	276	(386)
Net proceeds from equity offerings in the six months ended June 30, 2018	111,842	276	112,118

	Cash flows	Non-cash items	Total
Equity related costs	(890)	401	(489)
Proceeds from issuances of general partner units	1,996	—	1,996
Net proceeds from equity offerings in the six months ended June 30, 2019	1,106	401	1,507